LEASE OBLIGATIONS - Lease expenses recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASE OBLIGATIONS
Interest on lease liabilities	$ 87	$ 32
Variable lease payments not included in the measurement of lease liabilities	15,586	4,579
Expenses relating to short-term leases	168	131
Expenses relating to leases of low-value assets, excluding short-term leases	108	155
Lease expenses	$ 15,949	$ 4,897